Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000079292_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000079292_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000079292_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%
C000155834_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%
C000155834_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.64%
C000155834_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.64%
C000195573_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000195573_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000195573_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%
C000218748_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000218748_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000218748_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.85%
C000218747_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000218747_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000218747_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.85%
C000155835_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000155835_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000155835_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%
C000163542_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000163542_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000163542_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.50%
C000218746_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000218746_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000218746_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.91%
C000206607_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000206607_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000206607_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%
C000163541_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000163541_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000163541_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.90%
C000183133_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000183133_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000183133_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.80%
C000103365_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000103365_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000103365_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%
C000177582_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000177582_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000177582_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.48%
C000103361_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000103361_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000103361_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000183136_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.43%
C000183136_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.82%
C000183136_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.54%
C000170041_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.85%
C000170041_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.29%
C000170041_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.42%
C000079292_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.42%
C000079292_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.24%
C000079292_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.78%
C000155834_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%
C000155834_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.41%
C000155834_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.59%
C000155834_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.68%
C000155834_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.50%
C000155834_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.70%
C000155834_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.68%
C000155834_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.50%
C000155834_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000195573_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.13%
C000195573_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.54%
C000195573_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.97%
C000195573_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.29%
C000195573_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.86%
C000195573_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%
C000218748_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.42%
C000218748_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.89%
C000218748_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.12%
C000218748_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.35%
C000218748_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.19%
C000218748_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.40%
C000218747_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.10%
C000218747_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.88%
C000218747_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.28%
C000218747_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000218747_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.23%
C000218747_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.62%
C000155835_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.16%
C000155835_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.74%
C000155835_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.32%
C000155835_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.05%
C000155835_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.88%
C000155835_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.47%
C000155835_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.05%
C000155835_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.88%
C000155835_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000163542_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.57%
C000163542_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.48%
C000163542_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.30%
C000218746_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.02%
C000218746_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.22%
C000218746_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.48%
C000218746_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.61%
C000218746_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.01%
C000218746_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.28%
C000206607_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%
C000206607_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.76%
C000206607_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000206607_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.48%
C000206607_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.47%
C000206607_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.65%
C000163541_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.36%
C000163541_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.01%
C000163541_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.50%
C000183133_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.91%
C000183133_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.57%
C000183133_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%
C000183133_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.80%
C000183133_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.85%
C000183133_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.63%
C000103365_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.37%
C000103365_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.24%
C000103365_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.77%
C000177582_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.57%
C000177582_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.27%
C000177582_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.36%
C000177582_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.40%
C000177582_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.41%
C000177582_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.50%
C000177582_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.93%
C000177582_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.74%
C000177582_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000103361_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.43%
C000103361_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.12%
C000103361_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.54%
C000103361_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000103361_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000103361_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.80%
C000183136_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.72%
C000183136_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.89%
C000183136_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.42%
C000183136_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.81%
C000183136_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.04%
C000183136_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.57%
C000170041_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.15%
C000170041_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.14%
C000170041_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.22%